COMMITMENTS AND CONTINGENCIES - Lease term and discount rate (Details)	Apr. 30, 2025
COMMITMENTS AND CONTINGENCIES
Weighted average remaining lease term (in years)	2 years 8 months 12 days
Weighted average discount rate	4.75%